7. Senior Debt: Schedule of Senior Debt (Details) (Senior Notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt, Weighted Average Interest Rate	3.17%	3.18%	3.42%
Short-term Debt, Maximum Amount Outstanding During Period	$ 335,186	$ 308,015	$ 321,246
Short-term Debt, Average Outstanding Amount	322,808	291,843	260,476
Debt, Weighted Average Interest Rate during period	3.33%	3.46%	3.79%
Notes Payable to Banks
Debt, Weighted Average Interest Rate	3.75%	3.75%	3.75%
Short-term Debt, Maximum Amount Outstanding During Period	45	45	45
Short-term Debt, Average Outstanding Amount	1	1	1
Debt, Weighted Average Interest Rate during period	3.75%	3.75%	3.75%
Senior Demand Notes
Debt, Weighted Average Interest Rate	1.73%	1.72%	1.97%
Short-term Debt, Maximum Amount Outstanding During Period	60,561	55,196	50,033
Short-term Debt, Average Outstanding Amount	58,328	53,060	46,261
Debt, Weighted Average Interest Rate during period	1.72%	1.76%	2.01%
Commercial Paper
Debt, Weighted Average Interest Rate	3.48%	3.49%	3.74%
Short-term Debt, Maximum Amount Outstanding During Period	276,656	253,960	225,861
Short-term Debt, Average Outstanding Amount	$ 264,479	$ 238,782	$ 214,214
Debt, Weighted Average Interest Rate during period	3.49%	3.61%	3.91%